Commitments and contingencies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Operating lease expense	$ 5,675,000	$ 3,763,000	$ 3,879,000
Provision for inventory purchase commitments	0	$ 0	$ 4,106,000
Inventory purchase commitments	$ 751,000